Schedule of contract assets and contract liabilities (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Contract Assets And Contract Liabilities
Contract assets - beginning of the year	$ 19,181	$ 25,711	$ 181,429
Increase resulting from satisfaction of performance obligations	1,424,702	1,879,609	415,746
Less: progress billings	(1,093,270)	(1,442,757)	(571,464)
Contract assets - end of the year	350,613	462,563	25,711
Contract liabilities - beginning of the year	1,510,728	1,993,104	1,784,327
Advances from customers	991,550	1,308,152	5,837,526
Revenue recognized during the year	(2,045,615)	(2,698,781)	(5,628,749)
Contract liabilities - end of the year	$ 456,663	$ 602,475	$ 1,993,104